INCOME TAX (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Expected federal tax rate					21.00%
Operating loss carry forwards					$ 35,359,000
Operating loss limitation					NOLs from tax years up to 2017 can be carried forward twenty years
Tax benefit